Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(4)(6)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(4)(6)	Value of Initial Fixed $100 Investment Based On:

Year					Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (dollars in millions)	Operating Earnings per Share(5)

2023	$9,788,167	$11,114,047	$2,695,050	$2,949,004	$170	$143	$277	$2.72
2022	8,751,746	7,363,718	2,954,124	2,551,345	136	137	397	2.18
2021	8,948,166	13,907,529	2,512,679	3,032,833	138	124	441	2.72
2020	8,260,886	14,813,666	2,318,955	3,037,794	126	91	302	2.34

Company Selected Measure Name	Operating EPS
Named Executive Officers, Footnote	Reflects compensation for our Chief Executive Officer, Gary C. Bhojwani, who served as our Principal Executive Officer (PEO) in 2020, 2021, 2022 and 2023.Reflects compensation for Paul H. McDonough, Bruce K. Baude, Eric R. Johnson, and Matthew J. Zimpfer in 2020, Paul H. McDonough, Bruce K. Baude, Scott L. Goldberg, and Matthew J. Zimpfer in 2021, Paul H. McDonough, Bruce K. Baude, Scott L. Goldberg, and Eric R. Johnson in 2022 and Paul H. McDonough, Scott L. Goldberg, Eric R. Johnson and Matthew J. Zimpfer in 2023, who served as NEOs in such years.
Peer Group Issuers, Footnote	Peer Group used for TSR comparisons is the S&P 500 Life & Health Insurance Index.
PEO Total Compensation Amount	$ 9,788,167	$ 8,751,746	$ 8,948,166	$ 8,260,886
PEO Actually Paid Compensation Amount	$ 11,114,047	7,363,718	13,907,529	14,813,666
Adjustment To PEO Compensation, Footnote	To calculate 2023 Compensation Actually Paid to our CEO and other NEOs, the following adjustments were made to total compensation as reported in the Summary Compensation Table:

2023	Summary Compensation Table Total	Deductions from Summary Compensation Table Total Pay(a)	Additions to Summary Compensation Table Total Pay(b)(c)	Compensation Actually Paid

Gary C. Bhojwani, Chief Executive Officer serving as PEO	$9,788,167	$(6,550,350)	$7,876,230	$11,114,047
Average for other NEOs indicated above	2,695,050	(1,278,797)	1,532,751	2,949,004
(a)Deductions from Summary Compensation Table reflects values from the Option Awards and Stock Awards columns of the Summary Compensation Table for the year.
(b)The amounts in this column reflect the following additions:

2023	Year-End (YE) Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Total Equity Award Adjustments

Gary C. Bhojwani, Chief Executive Officer serving as PEO	$6,944,961	$1,554,660	($623,391)	—	$7,876,230
Average for other NEOs indicated above	1,351,925	291,108	(113,856)	3,573	1,532,751
(c)The equity awards included above comprise P-shares, RSUs and Stock Options granted from 2016 through 2023.

Non-PEO NEO Average Total Compensation Amount	$ 2,695,050	2,954,124	2,512,679	2,318,955
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,949,004	2,551,345	3,032,833	3,037,794
Adjustment to Non-PEO NEO Compensation Footnote	To calculate 2023 Compensation Actually Paid to our CEO and other NEOs, the following adjustments were made to total compensation as reported in the Summary Compensation Table:

2023	Summary Compensation Table Total	Deductions from Summary Compensation Table Total Pay(a)	Additions to Summary Compensation Table Total Pay(b)(c)	Compensation Actually Paid

Gary C. Bhojwani, Chief Executive Officer serving as PEO	$9,788,167	$(6,550,350)	$7,876,230	$11,114,047
Average for other NEOs indicated above	2,695,050	(1,278,797)	1,532,751	2,949,004
(a)Deductions from Summary Compensation Table reflects values from the Option Awards and Stock Awards columns of the Summary Compensation Table for the year.
(b)The amounts in this column reflect the following additions:

2023	Year-End (YE) Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Total Equity Award Adjustments

Gary C. Bhojwani, Chief Executive Officer serving as PEO	$6,944,961	$1,554,660	($623,391)	—	$7,876,230
Average for other NEOs indicated above	1,351,925	291,108	(113,856)	3,573	1,532,751
(c)The equity awards included above comprise P-shares, RSUs and Stock Options granted from 2016 through 2023.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table alphabetically lists the measures we believe are most important in linking Compensation Actually Paid to Company performance during 2023.
1.Operating EPS
2.Operating ROE
3.Relative TSR
Further details on these measures and how they feature in our compensation plans can be found in our Compensation Discussion & Analysis beginning on page 39.

Total Shareholder Return Amount	$ 170	136	138	126
Peer Group Total Shareholder Return Amount	143	137	124	91
Net Income (Loss)	$ 277,000,000	$ 397,000,000	$ 441,000,000	$ 302,000,000
Company Selected Measure Amount | $ / shares	2.72	2.18	2.72	2.34
PEO Name	Gary C. Bhojwani
Additional 402(v) Disclosure	Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used in determining the grant date fair value. RSUs are valued based on the stock price on the relevant measurement date. P-shares are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes and the stock price on the relevant measurement date. Stock Options are valued using a Black-Scholes model as of the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.
Measure:: 1
Pay vs Performance Disclosure
Name	Operating EPS
Non-GAAP Measure Description	This column reflects the Operating EPS results used, or expected to be used, in calculating payouts for applicable P-share awards. Operating EPS is defined on page 57 and is a non-GAAP financial measure. See pages 59–61 for more information. Also see Annex A for a reconciliation to the corresponding GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating ROE
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,550,350
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,876,230
PEO | Year End Value of Current Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,944,961
PEO | Change In Value As Of Year End For Prior Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,554,660
PEO | Change In Fair Value As Of Vesting Date For Prior Year Awards Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(623,391)
PEO | Fair Value As Of Vesting Date Of Current Year Awards Granted And Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,278,797)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,532,751
Non-PEO NEO | Year End Value of Current Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,351,925
Non-PEO NEO | Change In Value As Of Year End For Prior Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	291,108
Non-PEO NEO | Change In Fair Value As Of Vesting Date For Prior Year Awards Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(113,856)
Non-PEO NEO | Fair Value As Of Vesting Date Of Current Year Awards Granted And Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 3,573